Mezzanine Equity and Stockholders' Deficiency - Additional Information (Detail) $ / shares in Units, $ in Millions						1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 11, 2021 USD ($)	Feb. 11, 2021 SGD ($)	Dec. 24, 2020 USD ($)	Dec. 24, 2020 SGD ($)	Dec. 26, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Installment $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Class of Stock [Line Items]
Common stock, shares authorized						28,000,000		21,192,519	28,000,000		28,000,000	21,192,519
Common stock, par value | $ / shares						$ 0.0001		$ 0.001	$ 0.0001		$ 0.0001	$ 0.001
Common stock, shares issued						11,513,451		9,702,831	11,640,181		11,513,451	9,702,831
Common stock, shares outstanding						11,513,451		9,702,831	11,640,181		11,513,451	9,702,831
Redeemable convertible preferred stock, shares authorized						10,895,226		10,895,226	10,895,226		10,895,226	10,895,226
Redeemable convertible preferred stock, par value | $ / shares						$ 0.0001		$ 0.001	$ 0.0001		$ 0.0001	$ 0.001
Redeemable convertible preferred stock, shares issued						4,832,409		5,878,352	4,832,409		4,832,409	5,878,352
Redeemable convertible preferred stock, shares outstanding						4,832,409		5,878,352	4,832,409		4,832,409	5,878,352
Redeemable covertible preferred stock, aggregate liquidation preference | $						$ 403,361,000		$ 281,900,000	$ 400,317,000		$ 403,361,000	$ 281,900,000
Dividends declared related to preferred stock | $									0	$ 0
Preferred stock, redemption value | $									$ 400,300,000	$ 403,400,000
Aggregate purchase price | $											58,770,000	33,670,000
Banking and legal service expense | $											$ 101,000	4,770,000
Voting rights											Together with the holders of voting common stock, holders of Preferred Stock (except for the holders of Series B-2 Preferred Stock) are entitled to vote, as a single class, on all matters and are entitled to one vote equal to the number of shares of common stock into which they could be converted.
Dividends declared | $											$ 0	$ 0	$ 0
Common stock, conversion basis											The conversion ratio at each balance sheet date presented was share of common stock for one share of preferred stock.
Common Stock
Class of Stock [Line Items]
Common stock, shares issued					657,514						1,378,259	1,155,249
Aggregate purchase price | $					$ 17,300,000						$ 1,000	$ 1,000
Weighted-average purchase price | $ / shares					$ 26.31
Common Stock | Investor [Member]
Class of Stock [Line Items]
Common stock, shares issued											1,423,259
Aggregate purchase price | $											$ 61,200,000
Weighted-average share price | $ / shares						$ 42.98					$ 42.98
Banking and legal service expense | $											$ 2,500,000
EduTech [Member]
Class of Stock [Line Items]
Acquired redeemable noncontrolling interest through contribution			$ 7,500,000	$ 10.0
Ownership interest in investment	76.09%	76.09%				77.78%					77.78%
Additional acquired redeemable noncontrolling interest through contribution	$ 800,000	$ 1.0
Initial value of redeemable noncontrolling interest | $						$ 3,000,000					$ 3,000,000
EduTech [Member] | AEPL PTE. LTD. [Member]
Class of Stock [Line Items]
Ownership interest in investment	23.91%	23.91%				22.22%					22.22%
Initial value of redeemable noncontrolling interest | $						$ 3,000,000					$ 3,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized						4,832,409			4,832,409		4,832,409
Redeemable convertible preferred stock, par value | $ / shares						$ 0.001			$ 0.001		$ 0.001
Redeemable convertible preferred stock, shares issued						4,832,409		4,832,409	4,832,409		4,832,409	4,832,409
Redeemable convertible preferred stock, shares outstanding						4,832,409		4,832,409	4,832,409		4,832,409	4,832,409
Redeemable covertible preferred stock, aggregate liquidation preference | $						$ 403,361,000		$ 247,500,000	$ 400,300,000		$ 403,361,000	$ 247,500,000
Preferred stock, redemption value | $						$ 403,400,000		$ 247,500,000			$ 403,400,000	$ 247,500,000
Common stock, shares issued								4,832,409
Weighted-average share price | $ / shares					$ 31.04			$ 31.0404				$ 31.0404
Preferred stock, shares issued					4,832,409
Aggregate purchase price | $					$ 150,000,000
Redemption amount | $					$ 179,000,000
Liquidation preference description											1.65 multiplied by the original issuance price for the Series C Financing (the Series C Original Issue Price) for the first 18 months after the Closing Date and, thereafter, increasing at a rate of 10% per annum, accruing daily and compounding quarterly, commencing on September 26, 2021, plus any dividends declared but unpaid thereon, up to an aggregate amount of 2.3 multiplied by the Series C Original Issue Pric
Number of installment | Installment											2
Redemption terms											In the event the Company does not consummate such redemption when required, the holders of Series C Preferred Stock shall be entitled to certain additional rights, including, among other rights, the right to receive an interest payment on the unpaid portion of the redemption price at an aggregate per annum rate equal to 10% increasing by one-half percent every 6 months up to an aggregate per annum rate equal to 12.5%, with such interest to accrue daily from the date on which such unpaid portion of the redemption price should have been paid and compounded quarterly, and if the redemption price has not been paid in full on the date that is 1.5 years after the date on which the initial redemption should have occurred, then the Company shall pay the holders of such shares an amount equal to 13% of the consolidated revenue of the Company each month.
Series B-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized						3,326,340		3,326,340	3,326,340		3,326,340	3,326,340
Redeemable convertible preferred stock, shares issued									0
Redeemable convertible preferred stock, shares outstanding					2,631,842				0
Series B-2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized						2,736,477		2,736,477	2,736,477		2,736,477	2,736,477
Redeemable convertible preferred stock, shares issued									0
Redeemable convertible preferred stock, shares outstanding					2,385,032				0
Nonvoting Common Stock [Member] | Common Stock
Class of Stock [Line Items]
Common stock, shares issued					497,735
Aggregate purchase price | $					$ 16,400,000
Weighted-average share price | $ / shares					$ 32.89
Series A-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized						547,283		547,283			547,283	547,283
Redeemable convertible preferred stock, shares outstanding					547,283
Series A-2 convertible preferred stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized						124,050		124,050			124,050	124,050
Redeemable convertible preferred stock, shares outstanding					124,050
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized						4,832,409		4,832,409			4,832,409	4,832,409
Series C Prime Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized						1,045,943		1,045,943			1,045,943	1,045,943
Liquidation preference description											1.65 multiplied by $32.889 per share (the "Base Price"), increasing at a rate of 10% per annum, accruing daily and compounding quarterly, commencing on March 26, 2022, plus any dividends declared but unpaid thereon, up to an aggregate amount of 2.30 multiplied by the Base Price
Base price | $ / shares						$ 32.889					$ 32.889
Redemption terms											With respect to any shares purchased during the 15 months following the Closing Date, the Base Price or (b) with respect to any shares purchased after the 15 month anniversary of the Closing Date and up until the 2nd anniversary of the Closing Date, the Base Price plus interest accruing daily at the rate of 25% per annum from and after the 15 month anniversary of the Closing Date and compounding quarterly on June 26, 2021 and September 26, 2021.
Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, par value | $ / shares						0.001		$ 0.001			$ 0.001	$ 0.001
Banking and legal service expense | $					$ 4,800,000
Aggregate purchase price | $							$ 34.4	$ 165.0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Weighted-average share price | $ / shares						$ 32.23					$ 32.23
Shares redeemed						1,045,943
Aggregate purchase price | $						$ 33,700,000
Liquidation preference description											The Base Price plus any dividends declared but unpaid thereon and (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into common stock or (b) on any date following the date that is 15 months after the Closing Date and ending on the 2nd anniversary of the Closing Date, the greater of (i) the Base Price, plus interest at the rate of 25% per annum, and compounding quarterly on June 26, 2021 and September 26, 2021
Accrued and unpaid dividends | $						$ 0		$ 32,200,000			$ 0	$ 32,200,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized						28,000,000		28,000,000	28,000,000		28,000,000	28,000,000
Common stock, par value | $ / shares						$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001